Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.45

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024020990	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not conform to program guidelines	Resolved--Received 1008 and 1003 removing income provided. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. Revised 1003/1008 uploaded - Seller-XXX

Counter--Received Note which is unrelated to Finding. Finding remains - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Counter--Received 1008 and 1003 with income. Subject loan is a DSCR in which income may not be present on the 1003 and 1008. Since this information has been disclosed, and exception approval from Purchaser for DSCR with income disclosed is required. Finding remains - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

																						Open--Transaction is DSCR but 1008 and 1003 both disclose income. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Revised 1003/1008 uploaded - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved--Received 1008 and 1003 removing income provided. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX LTV is less than 80% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXX_1003 and 1008.pdf XXX_new docs (1).pdf XXX_1008 & 1003.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024020990	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved--Received fully XXX Rider - Due Diligence Vendor-XXX

Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-XXX

																						Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -Missing Revocable XXX Rider. - Due Diligence Vendor-XXX		Resolved--Received fully executed Rider - Due Diligence Vendor-XXX Resolved-There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor -XXX	LTV is less than guideline maximum - XXX LTV is less than 80% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024020990	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved--Received corrected and fully executed Note - Due Diligence Vendor-XXX

Resolved-There are no issues present on the Note. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

Counter--Received same documentation already in file. Both borrower's must sign Note as Individual and as Trustee, not just as Trustee. Finding remains - Due Diligence VendorXXX
Ready for Review-Document Uploaded.  - Seller-XXX

																						Open-There are Issues Present on the Note that must be addressed. -Both borrowers signed Note as Trustees only. Neither signed as individual. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved--Received corrected and fully executed Note - Due Diligence Vendor-XXX Resolved-There are no issues present on the Note. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX LTV is less than 80% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXX (XXX).pdf XXX new docs.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024020990	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved--Received HOI with updated dates - Due Diligence Vendor-XXX

Resolved-Hazard Insurance Effective Date ofXXX  is prior to or equal to the Note Date of XXX  Or Hazard Insurance Effective Date Is Not Provided - Due DiligenceVendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX

Open-Hazard Insurance Effective Date of XXX is after the Note Date of XXX -Disbursement date XXX. If PCCD was issued with later disbursement date, please provide. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved--Received HOI with updated dates - Due Diligence Vendor-XXX

 Resolved-Hazard Insurance Effective Date ofXXX  is prior to or equal to the Note Date of XXX  Or Hazard Insurance Effective Date Is Not Provided - Due Diligence VendorXXX
																									LTV is less than guideline maximum - XXX LTV is less than 80% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXX_P. FLOOD.pdf XXX_T EOI.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024020990	XXX		D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence VendorXXX Ready for Review-Document Uploaded. - Seller-XXX Open-Missing Flood Certificate - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Flood Certificate is fully present - Due Diligence VendorXXX	LTV is less than guideline maximum - XXX LTV is less than 80% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXX_Flood Cert.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024020976	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved--Received CPA letter stating type of business - Due DiligenceVendor-XXX

Ready for Review-Document Uploaded.  - Seller-XXX

																						Open-Missing Business Narrative documentation prepared by the CPA or borrower. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved--Received CPA letter stating type of business - Due Diligence VendorXXX	LTV is less than guideline maximum - XXX LTV is less than 85% maximum. Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required.		XXX_CPA.pdf	QM: Rebuttable Presumption (APOR)	QM: Rebuttable Presumption (APOR)	XXX	XXX	XXX	XXX	NA	N/A	N/A	XXX
2024021057	XXX	B	B	B	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing income documentation	Waived-Missing most recent XXX months rent payments for departure. Guidelines require most recent two months for rental income (departure not specifically addressed). Deemed non material due to File includes evidence of security deposit and lease which begins XXX. Client waiver applied to non-material finding - Due Diligence Vendor-XXX	Waived-Missing most recent XXX months rent payments for departure. Guidelines require most recent two months for rental income (departure not specifically addressed). Deemed non material due to File includes evidence of security deposit and lease which begins XXX. Client waiver applied to XXX finding - Due Diligence Vendor-XXX
																									Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required. LTV is less than guideline maximum - XXX% LTV is less than 85% maximum.			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	XXX	XXX	XXX	NA	Investor Post-Close	No	XXX
2024021057	XXX	B	B	B	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing Income - Bank Statements	Waived-Missing XXX bank statement for XXX. Deemed non material due to Loan qualifies with XXX statements averaged for XXX. Per lender's w/s, XXX deposits for that month. Client waiver applied to non-material finding - Due Diligence Vendor-XXX	Waived-Missing XXX bank statement for XXX. Deemed XXX due to Loan qualifies with XXX statements averaged for XXX. Per lender's w/s, XXX deposits for that month. Client waiver applied to XXX finding - Due Diligence VendorXXX
																									Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required. LTV is less than guideline maximum - XXX% LTV is less than 85% maximum.			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	XXX	XXX	XXX	NA	Investor Post-Close	No	XXX
2024021057	XXX	B	B	B	B	A	A	A	A	Closed	XXX	XXX	XXX	Waived	2 - Non-Material	B	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Waived-Hazard Insurance Effective Date of XXX is after the Note Date of XXX -XXX Disbursement Date. -Deemed XXX HOI effective on disbursement date.
Client waiver applied to XXX l finding
- Due Diligence Vendor-XXX	Waived-Hazard Insurance Effective Date of XXX is after the Note Date of XXX -XXX Disbursement Date. -Deemed XXX HOI effective on disbursement date.
Client waiver applied to XXX finding
 - Due Diligence Vendor-XXX
																									Qualifying FICO score is at least XXX points above minimum for program - XXX FICO exceeds XXX minimum required. LTV is less than guideline maximum - XXX% LTV is less than 85% maximum.			QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	XXX	XXX	XXX	XXX	NA	Investor Post-Close	No	XXX
2024021016	XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved--Corrected 1003 with REO schedule provided. - Due Diligence Vendor-XXX

Ready for Review-Document Uploaded. 1003 Uploaded - Seller-XXX

																						Open-Missing complete 1003 with Schedule of Real Estate Owned listing all properties owned with any associated mortgages (including private mortgages). Credit report shows additional properties owned by the borrower but are not listed on 1003. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. 1003 Uploaded - Seller-XXX	Resolved--Corrected 1003 with REO schedule provided. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months in reserves exceeds 3 month required. LTV is less than guideline maximum -XXX% LTV is below max of 75%.		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	Cash Out - Other	N/A	N/A	XXX